UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER

THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01211

GREAT ELM CAPITAL CORP.

(Name of Registrant)

3801 PGA Boulevard, Suite 603

Palm Beach Gardens, Florida

335410

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Great Elm Capital Corp. (the “Company”) to be redeemed: 6.75% Notes due 2025 (CUSIP: 390320 406) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on October 12, 2024 (the “Redemption Date”), subject to the condition precedent that the Company closes its public offering of 8.125% Notes due 2029 with sufficient proceeds to pay the redemption price for the Notes, plus accrued and unpaid interest, if any, to, but excluding the Redemption Date, on the Redemption Date.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed: The Notes are to be redeemed pursuant to:

•

Article 11 of the Indenture, dated as of September 18, 2017 (the “Base Indenture”), by and between the Company and Equiniti Trust Company, LLC (f/k/a American Stock Transfer & Trust Company, LLC), as trustee (the “Trustee”)

•	Section 1.01(h) of the Second Supplemental Indenture, dated as of January 19, 2018, by and between the Company and the Trustee (the “Second Supplemental Indenture”)

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of September, 2024.

GREAT ELM CAPITAL CORP.

By:	/s/ Adam M. Kleinman
Name:	Adam M. Kleinman
Title:	Chief Compliance Officer and Secretary